Operating Segments - Reconciliation of Segment Revenues, Profit or Loss, Assets and Liabilities and Other Significant Items (Detail) - KRW (₩) ₩ in Millions		12 Months Ended
	Jul. 12, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenue		₩ 73,459,408	₩ 77,056,549	₩ 85,003,616
Profit before income tax expense		1,326,230	2,635,426	4,047,491
Assets		103,443,735	101,486,316
Liabilities		42,000,967	41,887,716
Interest income		576,782	502,147	247,005
Interest expenses		(1,051,511)	(1,001,290)	(607,458)
Depreciation and amortization		(3,984,460)	(3,823,280)	(3,687,621)
Share of profit of equity-accounted investees, net		(256,458)	269,678	676,260
Income tax expense		(320,954)	(789,367)	(461,534)
Impairment loss on property, plant and equipment and others		(673,755)	(405,753)	(583,845)
Other significant items		(5,710,356)	(5,247,865)	(4,417,193)
Goodwill and corporate FV adjustments [member]
Disclosure of operating segments [line items]
Profit before income tax expense		(64,791)	172,493	(68,771)
Assets		2,543,165	2,630,009
Interest expenses		0	0	0
Depreciation and amortization		(86,358)	(99,347)	(95,195)
Share of profit of equity-accounted investees, net		(50)
Income tax expense	₩ 21,668		46,116	25,803
Impairment loss on property, plant and equipment and others		(282)
Other significant items		(65,022)	(53,231)	(69,392)
Income tax expense [member]
Disclosure of operating segments [line items]
Profit before income tax expense		303,623	789,305	453,883
Corporate Fair Value Adjustments [Member]
Disclosure of operating segments [line items]
Liabilities		221,537	242,251
Basis difference [member]
Disclosure of operating segments [line items]
Revenue		771,265	(70,648)	253,412
Profit before income tax expense		75,027	272	33,125
Assets		39,536	540,922
Liabilities		47,136	606,219
Income tax expense		(17,331)	(62)	(7,651)
Other significant items		(17,331)	(62)	(7,651)
Total Assets [Member]
Disclosure of operating segments [line items]
Assets		103,443,735	101,486,316
Total Liabilities [Member]
Disclosure of operating segments [line items]
Liabilities		42,000,967	41,887,716
Reportable segments [member]
Disclosure of operating segments [line items]
Revenue		125,013,953	127,080,006	141,108,702
Profit before income tax expense		2,099,066	2,911,247	1,690,991
Assets		165,497,714	160,850,203
Liabilities		53,072,062	51,853,327
Interest income		662,099	577,336	280,741
Interest expenses		(1,285,679)	(1,180,096)	(715,683)
Depreciation and amortization		(4,058,664)	(3,845,492)	(3,758,804)
Share of profit of equity-accounted investees, net		(1,137,480)	(383,220)	(310,388)
Income tax expense		(294,895)	(842,059)	(2,740,420)
Impairment loss on property, plant and equipment and others		(660,275)	(409,552)	(259,316)
Other significant items		(6,774,894)	(6,083,083)	(7,503,870)
Equity-accounted investees [member]
Disclosure of operating segments [line items]
Assets		(50,775,491)	(48,895,081)
Elimination of inter-segment amounts [member]
Disclosure of operating segments [line items]
Revenue		(52,325,810)	(49,952,809)	(56,358,498)
Profit before income tax expense		(1,086,695)	(1,237,891)	1,938,263
Assets		(13,861,189)	(13,639,737)
Liabilities		(11,339,768)	(10,814,081)
Interest income		(85,317)	(75,189)	(33,736)
Interest expenses		234,168	178,807	108,225
Depreciation and amortization		160,562	121,559	166,378
Share of profit of equity-accounted investees, net		881,072	652,898	986,648
Income tax expense		(30,396)	6,638	2,260,734
Impairment loss on property, plant and equipment and others		(13,198)	3,799	(324,529)
Other significant items		₩ 1,146,891	₩ 888,512	₩ 3,163,720